Deposits - Schedule of Interest Expenses on Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Banking And Thrift [Abstract]
Demand	$ 57	$ 60	$ 72
Savings and club	742	254	236
Certificates of deposits	7,051	6,085	6,399
Interest Expense, Deposits, Total	$ 7,850	$ 6,399	$ 6,707